Equity - Share-Based Compensation Plans (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Options issued and outstanding under stock option plans (in shares)	4,225,240		4,225,240		4,067,417	9,156,080
Vested and exercisable, weighted average exercise price (in dollars per share)	$ 0.93		$ 0.93		$ 0.84
Share-based cost not yet recognized					$ 1,800
Cost not yet recognized, period for recognition			3 years 3 months 29 days		3 years 1 month 24 days
Proceeds from common stock option exercises	$ 100	$ 3,200	$ 391	$ 4,819	$ 5,506	$ 4,300	$ 565
2020 Plan
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Common stock, shares reserved for future issuance (in shares)					9,089,000
Percentage of outstanding stock annual increase, maximum					3.00%
2020 Plan | Incentive Stock Options
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Common stock, shares reserved for future issuance (in shares)					4,000,000